Shareholders' Equity - Schedule of Information Regarding Outstanding Warrants to Purchase Shares (Details)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Schedule of Outstanding Warrants to Purchase Shares [Line Items]
Number of outstanding Warrants	2,661,127,238
January 2020 [Member]
Schedule of Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	January 2020
Number of outstanding Warrants	23,838,038
Exercise price per warrant (in Dollars per share) | $ / shares	$ 0.12
December 2021 [Member]
Schedule of Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	December 2021
Number of outstanding Warrants	10,500,000
Exercise price per warrant (in Dollars per share) | $ / shares	$ 0.07
January 2023 [Member]
Schedule of Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	January 2023
Number of outstanding Warrants	28,636,500
Exercise price per warrant (in Dollars per share) | $ / shares	$ 0.02
November 2023 [Member]
Schedule of Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	November 2023
Number of outstanding Warrants	771,366,900
Exercise price per warrant (in Dollars per share) | $ / shares	$ 0
August 2024 [Member]
Schedule of Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	August 2024
Number of outstanding Warrants	1,774,285,800
Exercise price per warrant (in Dollars per share) | $ / shares	$ 0.01
April 2025 [Member]
Schedule of Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	April 2025
Number of outstanding Warrants	52,500,000
Exercise price per warrant (in Dollars per share) | $ / shares	$ 0.01